Property and Equipment - Schedule of Lease Liabilities (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Line Items]
Short-term lease liabilities	$ 78	$ 74
Long-term lease liabilities	216	207
Total lease liabilities	$ 294	$ 281